Property and equipment - Summary Of The Breakdown of the Total Property And Equipment Assets By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 24,627	$ 13,408	$ 3,819	$ 6,464
Brazil
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	8,580	1,961
Cayman Islands
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	1,350	2,044
Chile
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	7,933	7,334
Other
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	698	20
United Kingdom
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	2,071	2,027
United States of America
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 3,995	$ 22